COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 19
Accrual for Environmental Loss Contingencies	80	$ 77
Accrual For Environmental Loss Contingencies, Potential Exposure In Excess Of Accrual	170
Non-PFAS Stray Liabilities Threshold	200
Stray Liabilities Threshold related to PFAS- Total	300
Stray Liabilities Threshold related to PFAS - Per Party	150
Eligible PFAS Costs [Member]
Loss Contingencies [Line Items]
Indemnification Liabilities	59
Retained and Assumed at Divestiture [Domain]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 36
PFOA Multi-District Litigation (MDL)
Loss Contingencies [Line Items]
Number of lawsuits	100
Firefighter Foam [Domain]
Loss Contingencies [Line Items]
Loss Contingency, Number Of Additional Plaintiffs	820
Accounts And Notes Receivable, Other
Loss Contingencies [Line Items]
Indemnification Asset	$ 90	133
Deferred Charges And Other Assets [Member]
Loss Contingencies [Line Items]
Indemnification Asset	124	146
Accrued and other current liabilities
Loss Contingencies [Line Items]
Indemnification Liabilities	157	77
Other noncurrent obligations [Member]
Loss Contingencies [Line Items]
Indemnification Liabilities	$ 132	$ 97
DuPont and Corteva
Loss Contingencies [Line Items]
Percentage Split of PFAS Liabilities under the Separation Agreement	50.00%
Corteva
Loss Contingencies [Line Items]
Non-PFAS Stray Liabilities percent split after Threshold	29.00%
DuPont
Loss Contingencies [Line Items]
Non-PFAS Stray Liabilities percent split after Threshold	71.00%
DuPont | Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 44
DuPont | Corteva | Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 36